Preparation of financial statements (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Net loss		€ (14,231)	€ (8,764)	€ (8,554)
Negative cash flows from operating activities		(6,819)	(7,714)	€ (6,830)
Indebtedness		17,546	17,065
Cash and cash equivalents and short term financial assets		11,776	20,307
Restricted cash and short-term investments		2,463	€ 0
Liquidity forecast period	2 years
Order backlog	€ 8,377
European Investment Bank
Disclosure of detailed information about borrowings [line items]
Reclassified non-current debt to a current debt		€ 10,000
Assets as collateral to bank	€ 10,000